Earnings per share - Narrative (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 category shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Earnings per share [abstract]
Number of categories of dilutive potential shares | category	2
Employee share options and restricted units (shares) | shares	465	401	361